Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues and other income
Lease revenue	$ 4,991,551	$ 3,449,571	$ 976,147
Net gain on sale of assets	183,328	37,497	41,873
Other income	112,676	104,491	32,046
Total Revenues and other income	5,287,555	3,591,559	1,050,066
Expenses
Depreciation and amortization	1,843,003	1,282,228	337,730
Asset impairment	16,335	21,828	26,155
Interest expense	1,099,884	780,349	226,329
Operating lease-in costs	0	0	550
Leasing expenses	522,413	141,572	48,473
Transaction, integration and restructuring related expenses	58,913	148,792	10,959
Selling, general and administrative expenses	381,308	299,892	89,079
Total Expenses	3,921,856	2,674,661	739,275
Income before income taxes and income of investments accounted for under the equity method	1,365,699	916,898	310,791
Provision for income taxes	(189,805)	(137,373)	(26,026)
Equity in net earnings of investments accounted for under the equity method	1,278	28,973	10,637
Net income	1,177,172	808,498	295,402
Net loss (income) attributable to non-controlling interest	1,558	1,949	(2,992)
Net income attributable to AerCap Holdings N.V.	$ 1,178,730	$ 810,447	$ 292,410
Basic earnings per share	$ 5.78	$ 4.61	$ 2.58
Diluted earnings per share	$ 5.72	$ 4.54	$ 2.54
Weighted average shares outstanding - basic	203,850,828	175,912,662	113,463,813
Weighted average shares outstanding - diluted	206,224,135	178,684,989	115,002,458